GENERAL INFORMATION	3 Months Ended	6 Months Ended		9 Months Ended
	Jun. 30, 2025	Sep. 30, 2025	Jan. 31, 2025	Oct. 31, 2025
Description of Organization and Business Operations

Note 1 — Description of Organization and Business Operations

Pelican Acquisition Corporation (the “Company”) is a blank check company incorporated under the laws of the Cayman Islands with limited liability on July 23, 2024. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities (“Business Combination”). The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination, although the Company intends to primarily focus on target businesses within the technology industry globally. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of January 31, 2025, the Company had not commenced any business operations. All activities through January 31, 2025 are related to the Company’s formation and the proposed initial public offering (“Proposed Public Offering”), which are described below. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Proposed Public Offering and sale of Private Placement Units (defined below). The Company has selected January 31 as its fiscal year end.

The Company’s sponsor is Pelican Sponsor LLC (the “Sponsor”), a Delaware limited liability company. The Company’s ability to commence operations is contingent upon obtaining adequate financial resources through a Proposed Public Offering of 7,500,000 units (the “Units” and, with respect to the ordinary shares included in the Units being offered, the “Public Shares”) at $10.00 per Unit (or 8,625,000 Units if the underwriters’ over-allotment option is exercised in full), which is discussed in Note 3, and the sale of an aggregate of 276,250 Private Placement Units (the “Private Placement Units”) at a price of $10.00 per Private Placement Unit (or up to an aggregate of 298,750 Private Placement Units if the underwriter’s over-allotment option is exercised in full) in private placements to the Sponsor and EarlyBirdCapital, Inc. (“EBC”), the representative of the underwriters, that will close simultaneously with the Proposed Public Offering (see Note 4).

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Proposed Public Offering and the sale of the Private Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete a Business Combination having an aggregate fair market value of at least 80% of the assets held in the Trust Account (as defined below) (excluding taxes payable on interest earned on the Trust Account) at the time of the agreement to enter into an initial Business Combination. The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act 1940, as amended (the “Investment Company Act”). Upon the closing of the Proposed Public Offering, management has agreed that an amount equal to at least $10.00 per Unit sold in the Proposed Public Offering, including the proceeds from the sale of the Private Placement Units, net of the underwriters’ fees and expenses described herein and other accountable expenses, will be placed in the Trust Fund and will be held in demand or cash accounts or invested only in U.S. government treasury bills, bonds or notes with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940 and which invest solely in U.S. Treasuries. The Trust Fund will be deposited into a trust account (“Trust Account”) in the U.S. to be released only in the event of either: (i) the consummation of a Business Combination or (ii) the Company’s failure to complete a Business Combination within the applicable period of time.

The Company will provide its holders of the outstanding Public Shares (the “Public shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account net of taxes payable). The Public Shares subject to redemption will be recorded at a redemption value and classified as temporary equity upon the completion of the Proposed Offering in accordance with the Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.”

If the Company seeks shareholder approval in connection with a Business Combination, it will require approval by an ordinary resolution under Cayman Islands law, which requires the affirmative vote of a majority of the shareholders who vote at a general meeting of the Company. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its Post-offering Memorandum and Articles of Association, conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transaction is required by law, or the Company decides to obtain shareholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each public shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction or do not vote at all. If the Company seeks shareholder approval in connection with a Business Combination, the Company’s Sponsor and the Company’s officers or directors have agreed (a) to vote their Founder Shares (as defined in Note 5), Private Shares (as defined in Note 4) and any Public Shares purchased during or after the Proposed Public Offering in favor of approving a Business Combination and (b) not to convert any shares (including the Founder Shares) in connection with a shareholder vote to approve, or sell the shares to the Company in any tender offer in connection with, a proposed Business Combination.

Notwithstanding the foregoing, if the Company seeks shareholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Post-offering Memorandum and Articles of Association provides that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Public Shares, without the prior consent of the Company.

The holders of the Founder Shares have agreed (a) to waive their redemption rights with respect to the Founder Shares, Private Shares, and Public Shares held by them in connection with the completion of a Business Combination and (b) not to propose, or vote in favor of, an amendment to the Post-offering Memorandum and Articles of Association that would affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the public shareholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

The Company will have 15 months from the consummation of this offering to consummate a Business Combination. If the Company anticipates that it may not be able to consummate initial business combination within 15 months, the Company may seek shareholder approval to amend its Post-offering Memorandum and Articles of Association to extend the date by which the Company must consummate its initial business combination. If the Company seek shareholder approval for an extension, holders of Public Shares will be offered an opportunity to redeem their shares, regardless of whether they abstain, vote for, or against, the initial Business Combination, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (which interest shall be net of taxes payable), divided by the number of then issued and outstanding public shares, subject to applicable law.

If the Company is unable to complete a Business Combination within the Combination Period or by such earlier liquidation date as the board of directors may approve, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account including interest (which interest shall be net of taxes payable and less up to $50,000 of interest to pay liquidation and dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

The holders of the Founder Shares and Private Shares have agreed to waive their rights to liquidating distributions from the Trust Account liquidation rights with respect to the Founder Shares, and Private Shares if the Company fails to complete a Business Combination within the Combination Period. However, if they acquires Public Shares in or after the Proposed Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete a Business Combination within the Combination Period.

In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below $10.00 per Public Share, except as to any claims by a third-party who executed an agreement with the Company waiving any right, title, interest or claim of any kind they may have in or to any monies held in the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of Proposed Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third-party, the Sponsor will not be responsible to the extent of any liability for such third-party claims.

Going Concern Consideration

As of January 31, 2025, the Company had $59,073 in cash and a working capital deficit of $162,529. Further, the Company has incurred and expects to continue to incur significant costs in pursuit of its financing and acquisition plans. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. Management plans to address this uncertainty through a Proposed Public Offering as discussed in Note 3. There is no assurance that the Company’s plans to raise capital or to consummate a Business Combination will be successful within the Combination Period. On August 22, 2024, the Sponsor agreed to loan the Company an amount of $200,000 (as discussed in Note 5) and on April 28, 2025, the Sponsor agreed to provide an additional loan of $500,000 to be used, in part, for transaction costs incurred in connection with the Proposed Public Offering. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Risks and Uncertainties

The United States and global markets are experiencing volatility and disruption following the geopolitical instability resulting from the ongoing Russia-Ukraine conflict and the recent escalation of the Israel-Hamas conflict. In response to the ongoing Russia-Ukraine conflict, the North Atlantic Treaty Organization (“NATO”) deployed additional military forces to eastern Europe, and the United States, the United Kingdom, the European Union and other countries have announced various sanctions and restrictive actions against Russia, Belarus and related individuals and entities, including the removal of certain financial institutions from the Society for Worldwide Interbank Financial Telecommunication payment system. Certain countries, including the United States, have also provided and may continue to provide military aid or other assistance to Ukraine and to Israel, increasing geopolitical tensions among a number of nations. The invasion of Ukraine by Russia and the escalation of the Israel-Hamas conflict and the resulting measures that have been taken, and could be taken in the future, by NATO, the United States, the United Kingdom, the European Union, Israel and its neighboring states and other countries have created global security concerns that could have a lasting impact on regional and global economies. Although the length and impact of the ongoing conflicts are highly unpredictable, they could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions and increased cyber-attacks against U.S. companies. Additionally, any resulting sanctions could adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets.

Any of the above mentioned factors, or any other negative impact on the global economy, capital markets or other geopolitical conditions resulting from the Russian invasion of Ukraine, the escalation of the Israel-Hamas conflict and subsequent sanctions or related actions, could adversely affect the Company’s search for an initial business combination and any target business with which the Company may ultimately consummate an initial business combination. The financial statements do not include any adjustments that might result from the outcome of these risks and uncertainties.

Note 1 — Organization, Business Operations

Pelican Acquisition Corporation (the “Company” or “Pelican”) is a blank check company incorporated under the laws of the Cayman Islands with limited liability on July 23, 2024. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities (“Business Combination”). The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination, although the Company intends to primarily focus on target businesses within the technology industry globally. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of October 31, 2025, the Company had not commenced any operations. For the period from July 23, 2024 (inception) through October 31, 2025, the Company’s efforts have been limited to organizational activities as well as activities related to completing the initial public offering (“IPO”), which is described below, and subsequent to the IPO, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating income in the form of dividend and/or interest income from the proceeds derived from the IPO and sale of Private Placement Units (as defined below). The Company has selected January 31 as its fiscal year end.

The Company’s sponsor is Pelican Sponsor LLC (the “Sponsor”), a Delaware limited liability company. The Company’s ability to commence operations is contingent upon obtaining adequate financial resources through the IPO (see Note 3) and Private Placement (as defined below) to the initial shareholder (see Note 4).

The registration statement for the IPO was declared effective on May 22, 2025. On May 27, 2025, the Company consummated its IPO of 7,500,000 units (the “Units” and, with respect to the ordinary shares included in the Units being offered, the “Public Shares”) at an offering price of $10.00 per Unit generating gross proceeds of $75,000,000. Simultaneously with the closing of the IPO, the Company sold 276,250 private placement units (each, a “Private Placement Unit”) at a price of $10.00 per Private Placement Unit to the Sponsor and EarlyBirdCapital, Inc. (“EBC”), the representative of the underwriters, in a private placement generating total gross proceeds of $2,762,500, which is described in Note 4.

The Company granted the underwriters a 45-day option to purchase up to an additional 1,125,000 Units (the “Option Units”) at $10.00 per unit to cover over-allotments, if any. On May 28, 2025, the underwriters notified the Company of their exercise of the over-allotment option in full to purchase 1,125,000 additional units (the “Option Units”) at $10.00 per unit. The closing of the issuance and sale of the Option Units occurred on May 30, 2025, generating total gross proceeds of $11,250,000. Simultaneously with the closing of the over-allotment option, the Company consummated the private placement of an aggregate of 22,500 Private Placement Units to the Sponsor and EBC, at a price of $10.00 per Private Placement Unit, generating gross proceeds of $225,000.

Upon the underwriters’ full exercise of the over-allotment option, transaction costs amounted to $2,635,148, consisting of $1,725,000 of underwriting commissions, which was paid in cash at the closing date of the IPO and $806,109 of legal and other offering costs. At the IPO date, cash of $507,955 was held outside of the Trust Account (as defined below) and is available for working capital purposes.

A total of $86,250,000 ($10.00 per Unit) of the net proceeds from the sales of Units in the IPO, the Option Units and the Private Placements on May 27, 2025 and May 30, 2025, were placed in a trust account (“Trust Account”) with Continental Stock Transfer& Trust acting as trustee. The funds held in the Trust Account will be invested only in U.S. government treasury bills with a maturity of 185 days or less, or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940 and which invest solely in U.S. Treasuries. The Trust Fund will be deposited into the Trust Account in the U.S. to be released only in the event of either: (i) the consummation of a Business Combination or (ii) the Company’s failure to complete a Business Combination within the applicable period of time.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO and the sale of the Private Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete a Business Combination having an aggregate fair market value of at least 80% of the assets held in the Trust Account (as defined below) (excluding the deferred underwriting commissions and taxes payable on interest earned on the Trust Account) at the time of the agreement to enter into an initial Business Combination. The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act 1940, as amended (the “Investment Company Act”).

The Company will provide its holders of the outstanding Public Shares (the “Public shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially $10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its franchise and income tax obligations). The Public Shares subject to redemption was recorded at a redemption value and classified as temporary equity upon the completion of the IPO in accordance with the Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.”

If the Company seeks shareholder approval in connection with a Business Combination, it will require approval by an ordinary resolution under Cayman Islands law, which requires the affirmative vote of a majority of the shareholders who vote at a general meeting of the Company. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its Post-offering Memorandum and Articles of Association, conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transaction is required by law, or the Company decides to obtain shareholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each public shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction or do not vote at all. If the Company seeks shareholder approval in connection with a Business Combination, the Company’s Sponsor and the Company’s officers or directors have agreed (a) to vote their Founder Shares (as defined in Note 5), Private Shares (as defined in Note 4) and any Public Shares purchased during or after the IPO in favor of approving a Business Combination and (b) not to convert any shares (including the Founder Shares) in connection with a shareholder vote to approve, or sell the shares to the Company in any tender offer in connection with, a proposed Business Combination.

Notwithstanding the foregoing, if the Company seeks shareholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the amended and restated memorandum and articles of association provides that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Public Shares, without the prior consent of the Company.

The holders of the Founder Shares have agreed (a) to waive their redemption rights with respect to the Founder Shares, Private Shares, and Public Shares held by them in connection with the completion of a Business Combination and (b) not to propose, or vote in favor of, an amendment to the Post-offering Memorandum and Articles of Association that would affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the public shareholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

The Company have 15 months from the consummation of the IPO, or August 27, 2026, to consummate its initial business combination (“Combination Period”). If the Company anticipates that it may not be able to consummate initial business combination within the Combination Period, the Company may seek shareholder approval to amend its Post-offering Memorandum and Articles of Association to extend the date by which the Company must consummate its initial business combination. If the Company seek shareholder approval for an extension, holders of Public Shares will be offered an opportunity to redeem their shares, regardless of whether they abstain, vote for, or against, the initial Business Combination, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (which interest shall be net of taxes payable), divided by the number of then issued and outstanding public shares, subject to applicable law.

If the Company is unable to complete a Business Combination within the Combination Period or by such earlier liquidation date as the board of directors may approve, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account including interest (which interest shall be net of taxes payable and less up to $50,000 of interest to pay liquidation and dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

The holders of the Founder Shares and Private Shares have agreed to waive their rights to liquidating distributions from the Trust Account liquidation rights with respect to the Founder Shares, and Private Shares if the Company fails to complete a Business Combination within the Combination Period. However, if they acquire Public Shares in or after the IPO, they will be entitled to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete a Business Combination within the Combination Period.

In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below $10.00 per Public Share, except as to any claims by a third-party who executed an agreement with the Company waiving any right, title, interest or claim of any kind they may have in or to any monies held in the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third-party, the Sponsor will not be responsible to the extent of any liability for such third-party claims.

Merger Agreement

On September 9, 2025, Pelican (or “Purchaser”) entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among Pelican Holdco, Inc., a Texas corporation (“Holdco”), Pelican Merger Sub, Inc., a Texas corporation and wholly-owned subsidiary of Holdco, Greenland Exploration Limited, a Texas Corporation (“Greenland”), Greenland Merger Sub, Inc., a Texas corporation and a wholly-owned subsidiary of Holdco, and March GL Company, a Texas corporation (“March GL”).

Prior to the closing, Pelican will effect a domestication pursuant to which Pelican will discontinue as a Cayman Islands exempted company and domesticate as a Texas corporation (the “Domestication”). Upon the Domestication, each issued and outstanding Pelican security will remain outstanding and automatically represent a corresponding security of Pelican as a Texas corporation, without any action required by the holders.

Following the Domestication, the transaction will include a series of mergers whereby Pelican, Greenland, and March GL will each merge with subsidiaries of Holdco, which will be renamed Greenland Energy Company and become publicly traded company on the Nasdaq.

The Merger consideration being a number of shares of Holdco common stock with an aggregate value equal to US$215,000,000, based upon a per share value of US$10.00. Existing Greenland shareholders will receive an aggregate of 1,500,000 shares of Holdco common stock and existing March GL shareholders will receive an aggregate of 20,000,000 shares of Holdco common stock. Pelican shareholders will receive one share of Holdco common stock for each share of Pelican common stock they currently hold (subject to redemptions).

Transfer of Founder Shares

Prior to the Closing, Purchaser shall cause the Sponsor and any other party that holds Founder Shares (except for EarlyBirdCapital, Inc.), to (i) forfeit and cancel, in aggregate, 718,750 Founder Shares, and (ii) following such forfeiture, transfer to FG Merchant Partners LP (a shareholder of March GL), pursuant to a purchase and sale agreement, 20% of the total remaining Founder Shares (which, for the avoidance of doubt, shall be 431,250 Founder Shares representing 20% of 2,156,250 Founder Shares post-forfeiture), at the same purchase price per share as originally paid by the Sponsor for such Founder Shares. Following such transfer, the Sponsor and any other party that holds Founder Shares (excluding EarlyBirdCapital, Inc.) shall retain 1,725,000 Founder Shares, in addition to any private units acquired in connection with Pelican’s IPO.

Termination

The Merger Agreement may be terminated by Pelican or Greenland or March GL under certain circumstances, including, among others: (a) by mutual written consent of Holdco, Greenland and March GL; (b) by either Holdco or Greenland or March GL if the Closing of the Business Combination has not occurred on or before June 30, 2026, (c) by Holdco if any of the Companies shall have failed to obtain the necessary shareholder approvals; (d) by either Greenland or March GL or Pelican if the Pelican Special Meeting is held (including any adjournment or postponement thereof) and has concluded, the Pelican’s shareholders have duly voted, and the Required Pelican Shareholder Approval (as defined in the Merger Agreement) was not obtained.

In addition, if the Merger Agreement is terminated as a primary result of the actions or inactions of Pelican, Pelican shall, or shall cause the applicable Pelican shareholder to, transfer, convey and assign to Greenland one-third (1/3) of the issued and outstanding Founder Shares, free and clear of all Liens, as a termination fee (the “Termination Fee”). The Parties acknowledge and agree that the Termination Fee is intended to compensate Greenland for the time, expense and opportunity costs incurred in connection with the Merger Agreement and the transactions contemplated hereby and is not a penalty.

Pelican Merger Sub Promissory Note - Greenland

On September 9, 2025, Pelican Merger Sub issued a promissory note to Greenland in the amount of $100,000, to be used, in part, for merger related transaction costs (the “Promissory Note”). The Promissory Note is unsecured, interest-free and due on the date on which Greenland closes its initial business combination. On September 9, 2025, Greenland deposited $100,000 into Pelican’s operating account.

Certain Related Agreements

In connection with the execution of the Merger Agreement, (i) the sponsor of Pelican, entered into a support agreement pursuant to which it agreed to vote its shares of Pelican in favor of the transaction and take certain other actions in support of the Mergers (the “Sponsor Support Agreement”), and (ii) certain shareholders of Greenland and March GL entered into a support agreement pursuant to which they agreed to vote their shares of the company in favor of the transaction and take certain other actions in support of the Mergers (the “Company Support Agreement”). At Closing, all Greenland and March GL shareholders will enter into lock-up agreements (the “Form of Company Lock-Up Agreement”), restricting the transfer of certain shares for specified periods following the Closing. Pelican, Holdco, Robert Price (the “Subject Party”) entered into a non-competition and non-solicitation agreement (the “Non-Competition and Non-Solicitation Agreement”), to be effective as of the Closing, pursuant to which, among other things, the Subject Party may not, without the prior written consent of Pelican (which may be withheld in its sole discretion), directly or indirectly engage in the Business (as defined by the Non-Competition and Non-Solicitation Agreement), anywhere in Greenland.

Liquidity, Capital Resources and Going Concern

As of October 31, 2025, the Company had $220 of cash and a working capital deficit of $145,981. The Company has incurred and expects to continue to incur significant costs in pursuit of the consummation of an initial Business Combination. In addition, the Company currently has until August 27, 2026 (unless the Company extends such period by amending its Amended and Restated Memorandum and Articles of Association) to consummate the initial Business Combination. If the Company does not complete a Business Combination within the prescribed timeline, the Company will trigger an automatic winding up, dissolution and liquidation pursuant to the terms of the Amended and Restated Memorandum and Articles of Association. In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” the Company has determined that it has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans. There is no assurance that the Company’s plans to raise capital or to consummate a Business Combination will be successful within the Combination Period. The Company lacks the financial resources it needs to sustain operations for a reasonable period of time, which is considered to be one year from the date of the issuance of the financial statements. Therefore, management has determined that such additional conditions raise substantial doubt about the Company’s ability to continue as a going concern until the earlier of the consummation of the Business Combination or the date the Company is required to liquidate. The financial statements do not include any adjustments that might result from the Company’s inability to continue as a going concern.

March GL
Description of Organization and Business Operations

1.	GENERAL INFORMATION

March GL Company (“the Company”) was incorporated in the State of Texas on March 31, 2025 as a privately held entity. The Company was formed to engage in the acquisition, exploration, and development of oil and gas resources with a particular focus on underexplored frontier basins. The Company’s fiscal year ends on December 31.

March GL Company is currently a development-stage enterprise with no revenues as of June 30, 2025. The Company’s principal business activity is the exploration of hydrocarbon prospects within the Jameson Land Basin in eastern Greenland. The Jameson Land Basin is considered to be a highly prospective but historically undrilled area. The Company has secured exclusive rights to explore approximately 2 million acres in this basin.

March G L [Member]
Description of Organization and Business Operations

1.	GENERAL INFORMATION

March GL Company (“the Company”) was incorporated in the State of Texas on March 31, 2025 as a privately held entity. The Company was formed to engage in the acquisition, exploration, and development of oil and gas resources with a particular focus on underexplored frontier basins. The Company’s fiscal year ends on December 31.

March GL Company is currently a development-stage enterprise with no revenues as of September 30, 2025. The Company’s principal business activity is the exploration of hydrocarbon prospects within the Jameson Land Basin in eastern Greenland. The Jameson Land Basin is considered to be a highly prospective but historically undrilled area. The Company has secured exclusive rights to explore approximately 2 million acres in this basin.